As filed with the U.S. Securities and Exchange Commission on July 8, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

April 30, 2024

Blue Horizon BNE ETF

Ticker: BNE

Blue Horizon BNE ETF

Blue Horizon BNE ETF

Letter to Shareholders

Dear Shareholders,

Thank you for your investment in the Blue Horizon BNE ETF (“BNE” or the “Fund”). The information presented in this report relates to the operations of BNE from November 1, 2023 through April 30, 2024 (the “current fiscal period”).

The Fund seeks to track the performance, before fees and expenses, of the Blue Horizon New Energy Economy 100 Index (the “Index”). The Index seeks to track the performance of a portfolio of companies that are leaders, enablers, and beneficiaries of a transformational shift in the way energy is produced, stored, distributed, and consumed.

The New Energy theme continued to face significant headwinds for the current fiscal period, a continuation of a 3-year trend of strong negative market sentiment in the space. Largely driven by a hostile rate and inflationary environment which impacts long-dated growth equity. Clean energy and cleantech firms were certainly impacted and net asset outflows added to declining equity values during the period. The Blue Horizon New Energy Economy 100 Index has a framework of five key segments: E-mobility, Energy Storage, Performance Materials, Energy Distribution, and Energy Generation. The Energy Generation segment was particularly weak for the period as the renewable energy subsegments of solar and wind suffered the greatest declines. Moreover, residential solar was particularly vulnerable. The best-performing segment of the framework was Energy Distribution, highlighted by positive performance in efficiency and smart grid constituents. As always, the Blue Horizon Index framework aims to keep balance and a holistic construction to capture the entirety of the New Energy Economy theme.

For the current fiscal period, the Fund’s market price increased 13.11% and the net asset value (“NAV”) increased 14.19%. Meanwhile, the S&P 500® Index, a broad market index, increased 20.98% over the same period while the Fund’s Index returned a positive 14.91%. The S&P 500® Energy Index returned a positive 11.66% during the current fiscal period.

For the current fiscal period the best performing constituents of the Fund were CMOC Group, Ltd., Lundin Mining Corporation, and Ivanhoe Mines, Ltd.

For the current fiscal period the worst performing constituents of the Fund were Shoals Technologies Group, Inc., Plug Power, Inc., and National Grid plc.

The Fund commenced operations on December 8, 2020, and has 200,000 shares outstanding as of April 30, 2024.

We appreciate your investment in the Blue Horizon BNE ETF.

Sincerely,

J. Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

Blue Horizon BNE ETF

LETTER TO SHAREHOLDERS (Continued)

Must be preceded or accompanied by a prospectus.

The S&P 500® Index includes the 500 leading companies and captures approximately 80% coverage of available market capitalization. It is not possible to invest directly in an index.

The S&P 500® Energy Index comprises those companies included in the S&P 500® that are classified as members of the GICS® energy sector. One cannot invest directly in an index.

Past performance does not guarantee future results.

Investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets.

ETFs may trade at a premium or discount to their net asset value. Shares of ETFs are bought and sold at market price (rather than NAV) and not individually redeemed from the fund. Brokerage commissions will reduce returns.

Market returns are based on the primary exchange’s official close price at 4:00 p.m. Eastern time and do not represent the returns you would receive if you traded shares at other times.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Exchange Traded Concepts is the Adviser to Blue Horizon BNE ETF, which is distributed by Quasar Distributors, LLC (“Quasar”). Quasar is not affiliated with Exchange Traded Concepts, LLC.

Blue Horizon BNE ETF

Portfolio Allocation
As of April 30, 2024 (Unaudited)

Sector	Percentage of Net Assets
Industrial(a)	37.8%
Basic Materials	20.6
Consumer, Cyclical	15.2
Energy	9.7
Utilities	6.9
Technology	6.1
Consumer, Non-Cyclical	2.0
Communications	1.8
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

(a)

The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. See Note 7 in Notes to Financial Statements.

Blue Horizon BNE ETF

Schedule of Investments
April 30, 2024 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.1%
	Belgium — 1.0%
	Basic Materials — 1.0%
2,001	Umicore SA	$44,632

	Brazil — 1.0%
	Industrial — 1.0%
5,832	WEG SA	44,648

	Canada — 7.1%
	Basic Materials — 3.6%
1,030	Cameco Corporation	47,090
4,043	Ivanhoe Mines, Ltd. - Class A (a)	54,913
5,241	Lundin Mining Corporation	59,969
		161,972
	Energy — 0.7%
1,923	Canadian Solar, Inc. (a)	31,172

	Industrial — 1.9%
522	Stantec, Inc.	41,551
280	WSP Global, Inc.	42,573
		84,124
	Utilities — 0.9%
1,838	Brookfield Renewable Partners LP	38,616
	Total Canada	315,884

	Chile — 2.2%
	Basic Materials — 2.2%
1,928	Antofagasta plc	53,352
1,000	Sociedad Quimica y Minera de Chile SA - ADR	45,691
	Total Chile	99,043

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.1% (Continued)
	China — 6.8%
	Basic Materials — 3.4%
72,000	CMOC Group, Ltd. - H-Shares	$68,307
15,000	Ganfeng Lithium Group Company, Ltd. - H-Shares (b)	44,494
9,600	Tianqi Lithium Corporation - H-Shares	37,314
		150,115
	Consumer, Cyclical — 2.5%
2,000	BYD Company, Ltd. - H-Shares	55,132
30,000	Yadea Group Holdings, Ltd. (b)	57,919
		113,051
	Energy — 0.9%
1,680	JinkoSolar Holding Company, Ltd. - ADR	40,521
	Total China	303,687

	Denmark — 2.1%
	Energy — 1.0%
1,607	Vestas Wind Systems AS (a)	43,404

	Industrial — 1.1%
567	NKT AS (a)	47,471
	Total Denmark	90,875

	Finland — 1.1%
	Industrial — 1.1%
2,699	Wartsila OYJ Abp	50,100

	France — 1.0%
	Industrial — 1.0%
197	Schneider Electric SE	45,309

	Germany — 7.3%
	Consumer, Cyclical — 3.0%
382	Bayerische Motoren Werke AG	41,846
1,097	Daimler Truck Holding AG	49,629
291	Volkswagen AG	41,321
		132,796

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.1% (Continued)
	Germany — 7.3% (Continued)
	Industrial — 3.3%
235	Siemens AG	$44,199
2,862	Siemens Energy AG (a)	59,062
820	SMA Solar Technology AG (a)	43,331
		146,592
	Technology — 1.0%
1,221	Infineon Technologies AG	42,718
	Total Germany	322,106

	Ireland — 2.2%
	Industrial — 2.2%
744	Johnson Controls International plc	48,412
156	Trane Technologies plc	49,505
	Total Ireland	97,917

	Italy — 1.1%
	Industrial — 1.1%
902	Prysmian SpA	49,362

	Japan — 4.9%
	Consumer, Cyclical — 2.9%
2,400	Denso Corporation	41,049
4,600	Panasonic Holdings Corporation	40,398
3,100	Sumitomo Electric Industries, Ltd.	48,086
		129,533
	Energy — 1.1%
10,200	ENEOS Holdings, Inc.	47,375

	Industrial — 0.9%
300	Daikin Industries, Ltd.	41,455
	Total Japan	218,363

	Jersey — 0.9%
	Basic Materials — 0.9%
9,155	Arcadium Lithium plc (a)	40,282

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.1% (Continued)
	Netherlands — 3.2%
	Industrial — 2.1%
2,084	AMG Critical Materials NV	$49,291
1,584	Signify NV (b)	43,630
		92,921
	Technology — 1.1%
183	NXP Semiconductors NV	46,883
	Total Netherlands	139,804

	Republic of Korea — 8.8%
	Basic Materials — 0.8%
115	LG Chem, Ltd.	33,491

	Consumer, Cyclical — 2.9%
248	Hyundai Motor Company	45,039
141	LG Energy Solution, Ltd. (a)	39,685
144	Samsung SDI Company, Ltd.	45,218
		129,942
	Energy — 0.8%
462	SK Innovation Company, Ltd. (a)	37,138

	Industrial — 4.3%
231	Ecopro BM Company, Ltd. (a)	39,862
345	L&F Company, Ltd. (a)	40,913
4,879	LG Display Company, Ltd. (a)	37,208
187	POSCO Future M Company, Ltd.	38,358
594	Sungeel Hitech Company, Ltd. (a)	34,425
		190,766
	Total Republic of Korea	391,337

	Russian Federation — 0.0% (c)
	Basic Materials — 0.0% (c)
2,645	GMK Norilskiy Nickel PAO - ADR (a)(d)	26

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.1% (Continued)
	South Africa — 1.0%
	Basic Materials — 1.0%
1,202	Anglo American Platinum, Ltd.	$42,229

	Sweden — 0.9%
	Consumer, Cyclical — 0.9%
1,612	Volvo AB - Series B	41,622

	Switzerland — 2.2%
	Basic Materials — 1.2%
8,818	Glencore plc	51,641

	Industrial — 1.0%
942	ABB, Ltd.	46,106
	Total Switzerland	97,747

	United Kingdom — 1.0%
	Utilities — 1.0%
3,271	National Grid plc	42,924

	United States — 43.3% (e)
	Basic Materials — 6.5%
189	Air Products and Chemicals, Inc.	44,668
362	Albemarle Corporation	43,552
1,105	Freeport-McMoRan, Inc.	55,184
98	Linde plc	43,214
2,669	MP Materials Corporation (a)	42,704
515	Southern Copper Corporation	60,085
		289,407
	Communications — 1.8%
886	Cisco Systems, Inc.	41,624
327	Preformed Line Products Company	39,577
		81,201

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.1% (Continued)
	United States — 43.3% (e) (Continued)
	Consumer, Cyclical — 2.0%
164	Cummins, Inc.	$46,328
221	Tesla, Inc. (a)	40,505
		86,833
	Consumer, Non-cyclical — 2.0%
797	Archer-Daniels-Midland Company	46,752
78	Thermo Fisher Scientific, Inc.	44,360
		91,112
	Energy — 5.2%
341	Enphase Energy, Inc. (a)	37,087
287	First Solar, Inc. (a)	50,598
2,525	Fluence Energy, Inc. (a)	45,046
1,545	NextEra Energy Partners LP	43,816
12,609	Plug Power, Inc. (a)	29,127
2,851	Shoals Technologies Group, Inc. - Class A (a)	24,091
		229,765
	Industrial — 16.8%
181	Acuity Brands, Inc.	44,942
434	Advanced Energy Industries, Inc.	41,595
488	AECOM	45,072
344	AeroVironment, Inc. (a)	54,967
8,503	Archer Aviation, Inc. - Class A (a)	32,992
799	Carrier Global Corporation	49,131
155	Eaton Corporation plc	49,330
409	Emerson Electric Company	44,082
475	EnerSys	42,964
216	Honeywell International, Inc.	41,630
122	Hubbell, Inc.	45,203
577	Itron, Inc. (a)	53,153
350	ITT, Inc.	45,269
297	Jacobs Solutions, Inc.	42,628
7,073	Joby Aviation, Inc. (a)	35,719

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.1% (Continued)
	United States — 43.3% (e) (Continued)
	Industrial — 16.8% (Continued)
746	NEXTracker, Inc. - Class A (a)	$31,921
348	Xylem, Inc.	45,484
		746,082
	Technology — 4.0%
226	Applied Materials, Inc.	44,895
553	ON Semiconductor Corporation (a)	38,798
284	QUALCOMM, Inc.	47,102
262	Texas Instruments, Inc.	46,222
		177,017
	Utilities — 5.0%
520	American Electric Power Company, Inc.	44,736
632	Edison International	44,910
760	NextEra Energy, Inc.	50,896
2,560	PG&E Corporation	43,802
719	Xcel Energy, Inc.	38,632
		222,976
	Total United States	1,924,393
	TOTAL COMMON STOCKS (Cost $4,736,674)	4,402,290

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 1.0%
	Germany — 1.0%
	Consumer, Cyclical — 1.0%
492	Dr Ing hc F Porsche AG (b)	$44,033
	TOTAL PREFERRED STOCKS (Cost $45,992)	44,033

	TOTAL INVESTMENTS — 100.1% (Cost $4,782,666)	4,446,323
	Liabilities in Excess of Other Assets — (0.1)%	(6,128)
	TOTAL NET ASSETS — 100.0%	$4,440,195

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2024, the value of these securities total $190,076 or 4.3% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. This security represents $26 or 0.0% of net assets as of April 30, 2024.

(e)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

ASSETS
Investments in securities, at value (Cost $4,782,666)	$4,446,323
Dividends and interest receivable	4,924
Reclaims receivable	4,081
Total assets	4,455,328

LIABILITIES
Cash, due to custodian	11,588
Management fees payable, net of waiver	3,545
Total liabilities	15,133

NET ASSETS	$4,440,195

Net Assets Consist of:
Paid-in capital	$7,120,843
Total distributable earnings (accumulated deficit)	(2,680,648)
Net assets	$4,440,195

Net Asset Value:
Net assets	$4,440,195
Shares outstanding ^	200,000
Net asset value, offering and redemption price per share	$22.20

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Statement of Operations
For the Six-Months Ended April 30, 2024 (Unaudited)

INCOME
Dividends+	$36,004
Interest	356
Total investment income	36,360

EXPENSES
Management fees	21,729
Total expenses	21,729
Less: fees waived (Note 3)	(488)
Net expenses	21,241
Net investment income (loss)	15,119

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(552,462)
In-kind redemptions	44,091
Foreign currency transactions	(1,873)
Change in unrealized appreciation (depreciation) on:
Investments	1,116,550
Foreign currency translation	(84)
Net realized and unrealized gain (loss) on investments	606,222
Net increase (decrease) in net assets resulting from operations	$621,341

+	Net of foreign taxes withheld of $3,571.

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
OPERATIONS
Net investment income (loss)	$15,119	$48,946
Net realized gain (loss) on investments and foreign currency	(510,244)	(76,791)
Change in unrealized appreciation (depreciation) on investments and foreign currency translation	1,116,466	(423,041)
Net increase (decrease) in net assets resulting from operations	621,341	(450,886)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(51,419)	(17,516)
Total distributions to shareholders	(51,419)	(17,516)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	1,905,812
Payments for shares redeemed	(548,638)	(3,300,528)
Transaction fees (Note 6)	—	1,721
Net increase (decrease) in net assets derived from capital share transactions (a)	(548,638)	(1,392,995)
Net increase (decrease) in net assets	$21,284	$(1,861,397)

NET ASSETS
Beginning of period/year	$4,418,911	$6,280,308
End of period/year	$4,440,195	$4,418,911

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	—	75,000
Shares redeemed	(25,000)	(125,000)
Net increase (decrease)	(25,000)	(50,000)

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2024		Year Ended October 31,				Period Ended October 31,
	(Unaudited)		2023		2022		2021(1)
Net asset value, beginning of period/year	$19.64		$22.84		$30.83		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.07		0.18		0.05		0.03
Net realized and unrealized gain (loss) on investments (8)	2.72		(3.33)		(8.04)		5.78
Total from investment operations	2.79		(3.15)		(7.99)		5.81

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.23)		(0.06)		—		(0.00	)(3)
Total distributions to shareholders	(0.23)		(0.06)		—		(0.00)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	—		0.01		0.00	(3)	0.02
Net asset value, end of period/year	$22.20		$19.64		$22.84		$30.83

Total return	14.19	%(4)	-13.77%		-25.92%		23.34	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$4,440		$4,419		$6,280		$9,249
RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived	0.89	%(5)	0.89%		0.89%		0.89	%(5)
Expenses after fees waived	0.87	%(5)(6)	0.87	%(6)	0.87	%(6)	0.87	%(5)(6)
Net investment income (loss) before fees waived	0.60	%(5)	0.71%		0.19%		0.11	%(5)
Net investment income (loss) after fees waived	0.62	%(5)(6)	0.73	%(6)	0.21	%(6)	0.13	%(5)(6)
Portfolio turnover rate (7)	33	%(4)	56%		65%		76	%(4)

(1)	Commencement of operations on December 8, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	The Adviser has agreed to waive 2 basis points (0.02%) of its management fees for the Fund until at least February 28, 2025 (See Note 3 in Notes to Financial Statements).
(7)	Excludes the impact of in-kind transactions.
(8)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Notes to Financial Statements
April 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Blue Horizon BNE ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Blue Horizon New Energy Economy 100 Index. The Fund commenced operations on December 8, 2020.

The end of the reporting period for the Fund is April 30, 2024, and the period covered by these Notes to Financial Statements is the six-months ended April 30, 2024 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Blue Horizon BNE ETF

Notes to Financial Statements
April 30, 2024 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Blue Horizon BNE ETF

Notes to Financial Statements
April 30, 2024 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,402,264	$—	$26	$4,402,290
Preferred Stocks	44,033	—	—	44,033
Total Investments in Securities	$4,446,297	$—	$26	$4,446,323

^	See Schedule of Investments for breakout of investments by country and sector classifications.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net

Blue Horizon BNE ETF

Notes to Financial Statements
April 30, 2024 (Unaudited) (Continued)

taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

Blue Horizon BNE ETF

Notes to Financial Statements
April 30, 2024 (Unaudited) (Continued)

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. During the fiscal year ended October 31, 2023, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(351,411)	$351,411

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Blue Horizon BNE ETF

Notes to Financial Statements
April 30, 2024 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distributions (12b-1) fees and expenses (“Excluded Expenses”). For services provided to the Fund, the Fund pays the Adviser a unified management fee, calculated daily and paid monthly, at an annual rate of 0.89% based on the Fund’s average daily net assets with a fee waiver of 0.02% until at least February 28, 2025. This agreement may only be terminated before that date by or with the consent of the Fund’s Board of Trustees.

The Adviser has entered into an agreement with Blue Horizon Capital LLC (the “Sponsor”), under which the Sponsor agrees to (i) sub-license the Index to the Adviser for use by the Fund, (ii) assist with the development of and provide other support to the Fund, and (iii) assume the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses, and, to the extent applicable, pay the Adviser’s minimum fee for its services under the arrangement. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not act as an investment adviser or otherwise provide investment advice to the Fund, but does serve as the Index Provider.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting, prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Blue Horizon BNE ETF

Notes to Financial Statements
April 30, 2024 (Unaudited) (Continued)

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $1,573,387 and $1,650,733, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, there were no in-kind transactions associated with creations, and in-kind transactions associated with redemptions were $474,496.

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at October 31, 2023 were as follows:

Tax cost of investments	$5,951,696
Gross tax unrealized appreciation	$158,325
Gross tax unrealized depreciation	(1,693,500)
Net tax unrealized appreciation (depreciation)	(1,535,175)
Undistributed ordinary income	42,809
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(1,758,204)
Distributable earnings (accumulated deficit)	$(3,250,570)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2023, the Fund deferred, on a tax basis, no late-year ordinary losses and no post-October capital losses.

Blue Horizon BNE ETF

Notes to Financial Statements
April 30, 2024 (Unaudited) (Continued)

As of October 31, 2023, the Fund had a short-term capital loss carryforward of $773,550 and $984,584 of long-term capital loss carryforward available. These amounts do not have an expiration date.

The tax character of distributions paid by the Fund during the fiscal years ended October 31, 2023 and October 31, 2022 was $17,516 and $0 of ordinary income, respectively.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from its NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called, “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $1,000, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Blue Horizon BNE ETF

Notes to Financial Statements
April 30, 2024 (Unaudited) (Continued)

NOTE 7 – RISKS

Geographic Investment Risk. To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Russia/Ukraine Conflict. On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

Blue Horizon BNE ETF

Expense Example
For the Six-Months Ended April 30, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,141.90	$4.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.54	$4.37

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized net expense ratio, 0.87%, multiplied by the average account value during the period, multiplied by 182/366 to reflect the one-half year period.

Blue Horizon BNE ETF

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2023. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Blue Horizon BNE ETF

Federal Tax Information
(Unaudited)

For the fiscal year ended October 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percent of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2023 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00%.

Foreign Tax Credit Pass Through
(Unaudited)

For the year ended October 31, 2023 Blue Horizon BNE ETF earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows.

Foreign Source Income Earned	Foreign Taxes Paid
$93,666	$12,841

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at www.bne-etf.com. The Fund’s portfolio holdings are posted on its website at www.bne-etf.com daily.

Blue Horizon BNE ETF

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.bne-etf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.bne-etf.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.bne-etf.com.

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Adviser

Exchange Traded Concepts, LLC

10900 Hefner Point Drive, Suite 400

Oklahoma City, Oklahoma 73120

Index Provider

Blue Horizon Capital LLC

2020 Kings Manor Drive

Weddington, North Carolina 28104

Distributor

Quasar Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Blue Horizon BNE ETF

Symbol – BNE

CUSIP – 26922B303

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/08/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/08/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	7/08/2024

*	Print the name and title of each signing officer under his or her signature.